Goodwill and Other Intangible Assets (Details 2) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Trademarks USD ($)	Dec. 31, 2011 Trademarks CNY	Dec. 31, 2010 Trademarks CNY	Dec. 31, 2011 Technical know-how USD ($) Y	Dec. 31, 2011 Technical know-how CNY	Dec. 31, 2010 Technical know-how CNY Y	Dec. 31, 2009 Technical know-how CNY	Dec. 31, 2011 Customer relationships USD ($) Y	Dec. 31, 2011 Customer relationships CNY	Dec. 31, 2010 Customer relationships CNY Y	Dec. 31, 2009 Customer relationships CNY	Dec. 31, 2011 Order backlog CNY Y	Dec. 31, 2010 Order backlog CNY Y	Dec. 31, 2009 Order backlog CNY	Dec. 31, 2011 Short-term supplier contracts CNY Y	Dec. 31, 2010 Short-term supplier contracts CNY Y	Dec. 31, 2011 Long-term supplier contracts CNY Y agreement	Dec. 31, 2010 Long-term supplier contracts CNY Y	Dec. 31, 2009 Long-term supplier contracts CNY
Indefinite-lived intangible assets
Intangibles, net					$ 9,163	57,672	57,672
Finite-lived intangible assets
Weighted average amortization period (in years)								5.7	5.7	5.7		5.8	5.8	5.8		1.3	1.3		0.5	0.5	9.0	9.0
Gross carrying amount									209,084	209,084			66,671	66,671		23,274	23,274		4,303	4,303	137,820	137,820
Accumulated amortization		(257,261)	(207,153)						(171,327)	(132,803)			(51,714)	(40,130)		(23,274)	(23,274)		(4,303)	(4,303)	(6,643)	(6,643)
Impairment																					(131,177)	(131,177)
Intangibles, net								5,999	37,757	76,281		2,377	14,957	26,541
Intangibles
Gross carrying amount		498,824	498,824
Accumulated amortization		(257,261)	(207,153)						(171,327)	(132,803)			(51,714)	(40,130)		(23,274)	(23,274)		(4,303)	(4,303)	(6,643)	(6,643)
Impairment		(131,177)	(131,177)	(131,177)
Intangibles, net	17,539	110,386	160,494
Number of polysilicon supply agreements																					4
Total amortization expense	7,961	50,108	48,814	56,386				6,120	38,523	37,229	37,179	1,841	11,585	11,585	11,585			979					6,643
Estimated amortization expense
2012		47,574
2013		3,928
2014		250
2015		250
2016		250